Loss Per Share of Common Stock	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Earnings Per Share [Abstract]
Loss per share of common stock

17. Loss per share of common stock

Basic loss per share is derived by dividing net loss applicable to common stockholders by the weighted average number of shares of common stock outstanding during each period. Diluted loss per share includes the effect, if any, from the potential exercise or conversion of securities, such as warrants and stock options, which would result in the issuance of incremental shares of common stock unless such effect is anti-dilutive. In calculating the basic and diluted net loss per share applicable to common stockholders, the weighted average number of shares remained the same for both calculations because when a net loss exists, dilutive shares are not included in the calculation. Potentially dilutive securities outstanding, as determined by the latest applicable conversion price, that have been excluded from diluted loss per share due to being anti-dilutive include the following:

	March 31,	March 31,
	2022	2021
Warrants and stock options	3,193,950	1,301,878
Series A Convertible Preferred stock	9,717,929	—
Convertible debt	—	114,076
	12,911,879	1,415,954

24. Basic and diluted net loss per share

Basic and diluted net loss per share attributable to common shareholders was as follows:

	Years Ended December 31,
	2021	2020 (Restated)
Numerator:
Net loss attributable to common shareholders	$(26,648)	$(6,617)
Denominator:
Weighted average common shares outstanding – basic and diluted	6,358,988	3,264,780
Net loss per share attributable to common shareholders – basic and diluted	$(4.19)	$(2.03)

The Company’s potentially dilutive securities, which include warrants and shares issuable upon conversion of convertible debt, have been excluded from the computation of diluted net loss per share attributable to common shareholders as the effect would be to reduce the net loss per share attributable to common shareholders. Therefore, the weighted average number of common shares outstanding used to calculate both basic and diluted net loss per share attributable to common shareholders is the same. The Company excluded the following potential common shares, presented based on amounts outstanding at each period end, from the computation of diluted net loss per share attributable to common shareholders for the periods indicated because including them would have had an anti-dilutive effect:

	As of December 31,
	2021	2020
Warrants and stock options	3,193,950	1,301,878
Series A Convertible Preferred stock	1,997,982	—
Convertible debt	—	19,204
	5,191,932	1,321,082